Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities from Financing Activities [Roll Forward]
Interest expense	$ 527	$ 142	$ 195
Conversion to ordinary shares			240,434
Other payables to related parties
Liabilities from Financing Activities [Roll Forward]
Beginning balance	0	0	4
Additions of lease liabilities	0	0	0
Changes from financing cash flows	0	0	(4)
Disposal	0	0
Interest expense	0	0	0
Interest paid classified as operating cash flows	0	0	0
Fair value loss of the convertible redeemable preferred shares			0
Conversion to ordinary shares			0
Foreign exchange movement	0	0	0
Ending balance	0	0	0
Lease liabilities
Liabilities from Financing Activities [Roll Forward]
Beginning balance	2,504	3,373	6,085
Additions of lease liabilities	23,703	678	(437)
Changes from financing cash flows	(2,596)	(1,419)	(2,602)
Disposal	0	(68)
Interest expense	527	142	195
Interest paid classified as operating cash flows	(527)	(142)	(195)
Fair value loss of the convertible redeemable preferred shares			0
Conversion to ordinary shares			0
Foreign exchange movement	(9)	(60)	327
Ending balance	23,602	2,504	3,373
Convertible redeemable preferred shares
Liabilities from Financing Activities [Roll Forward]
Beginning balance	0	0	0
Additions of lease liabilities	0	0	0
Changes from financing cash flows	0	0	160,450
Disposal	0	0
Interest expense	0	0	0
Interest paid classified as operating cash flows	0	0	0
Fair value loss of the convertible redeemable preferred shares			79,984
Conversion to ordinary shares			(240,434)
Foreign exchange movement	0	0	0
Ending balance	$ 0	$ 0	$ 0